Exhibit 99.42

TPR Firm:	EdgeMAC	Date Submitted:	7/26/2021
Client Name:	Onslow Bay Financial (Annaly)	Report:	Exception Report - Loan
Client Project:	OBX 2021-NQM3	Loans in report:	5

Report Date	Loan Number	Edge MAC ID	Seller Loan Number	Originator	Open Material Exceptions	Open Non Material Exceptions	Cleared Exceptions	Cured Exceptions	Waived Exceptions	Compensating Factors	Initial Review Date	Occupancy Type	Property State	Note Date	Loan Purpose	TILA Rating	Loan Initial	Loan Final	Credit Initial	Credit Final	Compliance Initial	Compliance Final	Property Initial	Property Final
7/26/2021	XXX	XXX	6000064603

1) Missing secondary valuation report.
COMMENTS: Cleared with CDA

2) Missing verification of 0X30X24 Mortgage History.  1003 indicate

s that the Borrower rents his current residence, however, the Borrower is required to currently own and reside in a property as the Borrower's residential homestead as required in the XXX Occupancy Statement in file.

  \\Updated 06/16/21 XXX Occ stmt in file states borrower now owns, resides,

uses and claims another property as Borrowers residential and/or business homestead.

Therefore, a 0x24X30 mtg rating would be required or proof of free and clear property.
COMMENTS: Not required; letter from seller clarifies occupancy stmt

3) Missing documentation to support gift funds have been received by the borrower or closing agent.
COMMENTS: Cleared.  Not required per gudielines

4) Non Occupancy is not satisfactorily evidenced or addressed.  1)  Borrower does not currently own and reside in a property as the Borrower's residential homestead as required in the XXX Occupancy

Statement in file. 2)  The property was in escrow greater than 180 days.  Purchase contract is dated XXX.3)

Credit report and application dated in XXX has not been provided for review.
COMMENTS: rec'd application after not at the time of contract

5) Missing initial 1003 and credit report dated in XXX.  \\Updated 06/16/21  Credit report indicates credit inquiry on XXX by XXX.
COMMENTS: Seller uses when application was received - stamped on the 1003

											5/25/2021	Investment Property	NY	XXX	Purchase	Not covered / exempt	EG3	EG1	EG3	EG1	EG3	EG1	EG3	EG1
7/26/2021	XXX	XXX	6000064604	1) Missing subject property secondary valuation report.
COMMENTS: Cleared with CDA

2) The Note is undersigned.  Borrower's Passport indicates Borrower signs with  full first and last name.  Note and all documents have been signed as XXX.
COMMENTS: No issues as this is how the borrower signs - on name affidavit

3) The Note does not contain required business purpose language or an addendum specifying same.
COMMENTS: Cleared with addendum

4) Verified assets of $XXX are insufficient to satisfy required funds of $XXX to cover down payment, closing costs and 3 months reserves.
COMMENTS: Cleared with evidence of additional assets deposited

5) DSCR is .89% based on rental income of $XXX0 as stated in the XXX Appraisal Review.  Required DSCR from the program is 1.00%.  \\Updated 06/16/21 [REDACTED] Review Appraiser cut market rents to $XXX.  The lesser amount to be used.
COMMENTS: 6/18:  Rec'd appraisal review showing revised market rent of $3,300.

6) Missing documentation to support Borrower's current residence is free and clear or a satisfactory mortgage rating of 0X30X24.  \\Updated 06/16/21 Credit report does not contain mortgage rating - condition stands.
COMMENTS: Not required per seller

7) Missing updated hazard insurance policy with rental loss coverage equal to or greater than 6 months PITI.
							COMMENTS: cleared with documentation in file.				5/25/2021	Investment Property	NY	XXX	Purchase	Not covered / exempt	EG3	EG1	EG3	EG1	EG1	EG1	EG3	EG1
7/26/2021	XXX	XXX	6000064602	1) Missing subject property secondary valuation report.
COMMENTS: cleared with CDA

2) Missing corrected 1003 to include XXX and XXX  of which the Borrower is jointly obligated with spouse.
COMMENTS: cleared with documentation in file

3) Missing mortgage rating for XXX XXX for 11/1/2020 thru current.  Borrower states business was not impacted by COVID-19 however, loan was in forbearance for 5 months.  0X30X24 mortgage history is required.  Subject to review.  \\Updated 06/16/21  Guidelines state No Mortgage lates in the prior 24 months.\\Mortgage statement shows borrower is now current.
COMMENTS: Mtg statement shows current now

4) A 0x30x24 mortgage history is required.  [REDACTED] xxxxx was in forbearance for 2 months.
COMMENTS: Cleared with documentation in file.

5) Missing verification of rent from primary residence 0X30X24.
COMMENTS: Cleared.  VOR not required per guidelines

6) Missing two consecutive months bank statements for funds deposited into XXX evidencing monies came from borrower's own funds.
COMMENTS: Cleared.  Guidelines do not require.

7) Borrower does not currently own and reside in a primary residence/homestead as attested by the borrower on XXX's Occupancy Statement. \\Updated 06/16/21  XXX Occ stmt in file states borrower now owns, resides, uses and claims another property as Borrowers residential and/or business homestead.  Therefore, a 0x24X30 mtg rating would be required or proof of free and clear property.
							COMMENTS: Per clarification from seller (see letter), not a requirement			Compensating factors: LTV is 10% below max of 80% FICO is 795, Min is 680	5/25/2021	Investment Property	NY	XXX	Purchase	Not covered / exempt	EG3	EG1	EG3	EG1	EG1	EG1	EG3	EG1
7/26/2021	XXX	XXX	6000064605	1) Missing subject property third party secondary valuation report.
COMMENTS: Cleared with CDA

2) Missing 2 consecutive bank statements to document the source and seasoning of funds deposited into XXX.
COMMENTS: Cleared.  Not required per guidelines.

3) Subject property is in arrears $14k/in default.  Per guidelines, no derogatory credit in past 48 months.
COMMENTS: Cleared. Not required per guidelines.	1) Missing satisfactory 0x30X24 mortgage ratings for XXX and XXX. Both accounts are showing in arrears. Borrower states business was not impacted by COVID-19 however mortgages are both in or were in forbearance. \\Updated 06/16/21 XXX loan still in forbearance according to mortgage statement. XXX loan has not demonstrated 3 payments made since forbearance period. Condition remains.\\ UPDATED 06/22/2021: Seller provided bank statements from 1/2021-3/2021 showing 2 payments to XXX, however statements for XXX dated 02/19/21 and XXX dated 3/16/21 still both show delinquent. Per guidelines, no derog credit in past 48 months and 0x30x24 prior mortgage history is required.
									COMMENTS: Client elected to waive based on comp factors; currently showing COVID on credit report with no lates.	Compensating Factors: FICO is 799	5/31/2021	Investment Property	NY	XXX	Purchase	Not covered / exempt	EG3	EG2	EG3	EG2	EG1	EG1	EG3	EG1
7/26/2021	XXX	XXX	6000064606	1) Missing third party secondary valuation report.
COMMENTS: Cleared with CDA

2) Borrower is a first time homeowner with no prior investment property experience.
COMMENTS: Missing 2 consecutive bank statements to document the source and seasoning of funds deposited into [REDACTED].

3) Missing explanation of Borrower's current mortgage or rental obligation.  The 1003 does not indicate.  0X30X24 mo. mortgage history required.  \\Updated 06/16/21 Prior mortgage or rental history must be disclosed on 1003 and credit rating obtained if app.
COMMENTS: Not required per seller

4) Missing 2 consecutive months bank statements to source and season funds deposited into XXX used for down payment, closing costs and reserves.
							COMMENTS: Borrower is a first time homeowner with no prior investment property experience.			Compensating Factors: FICO 746 LTV 71.71%	5/31/2021	Investment Property	NY	XXX	Purchase	Not covered / exempt	EG3	EG1	EG3	EG1	EG1	EG1	EG3	EG1